Cover	Nov. 11, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 16, 2023, MCFC filed a Current Report on Form 8-K reporting the completion of the Mergers (the “Original Report”). This Amendment No. 1 to the Original Report is being filed with the Securities and Exchange Commission (the “Commission”) solely to amend and supplement Item 9.01 of the Original Report, as described in Item 9.01 below. This Amendment No. 1 makes no other amendments to the Original Report.
Document Period End Date	Nov. 11, 2023
Entity File Number	000-19028
Entity Registrant Name	MUNCY COLUMBIA FINANCIAL CORPORATION
Entity Central Index Key	0000731122
Entity Tax Identification Number	23-2254643
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	232 East Street
Entity Address, City or Town	Bloomsburg,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	232 East Street, Bloomsburg, Pennsylvania 17815
City Area Code	(570)
Local Phone Number	784-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Trading Symbol	None
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable